Consolidated Statement of Profit (Loss) and Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Continuing operations
Revenue from contracts with customers	₽ 265,454	₽ 287,153	₽ 303,795
Cost of sales	(170,605)	(183,086)	(174,058)
Gross profit	94,849	104,067	129,737
Selling and distribution expenses	(49,994)	(48,432)	(49,752)
Impairment of goodwill and other non-current assets, net	(3,897)	(1,804)	(7,222)
Allowance for expected credit losses on financial assets	(149)	(234)	(941)
Taxes other than income taxes	(3,446)	(4,517)	(4,026)
Administrative and other operating expenses	(18,437)	(15,568)	(18,332)
Other operating income	999	688	1,682
Total selling, distribution and operating income and (expenses), net	(74,924)	(69,867)	(78,591)
Operating profit	19,925	34,200	51,146
Finance income	3,504	590	33,943
Finance costs including fines and penalties on overdue loans and borrowings and lease payments	(25,145)	(33,863)	(37,514)
Foreign exchange (loss) gain, net	(36,388)	18,288	(24,187)
Share of profit of associates, net	20	28	10
Other income	718	228	498
Other expenses	(259)	(483)	(346)
Total other income and (expense), net	(57,550)	(15,212)	(27,596)
(Loss) profit before tax from continuing operations	(37,625)	18,988	23,550
Income tax expense	(2,528)	(7,913)	(2,653)
(Loss) profit for the period from continuing operations	(40,153)	11,075	20,897
Discontinued operations
Profit (loss) after tax for the period from discontinued operations	41,609	(6,790)	(7,361)
Profit for the period	1,456	4,285	13,536
Attributable to:
Equity shareholders of Mechel PAO	808	2,409	12,628
Non-controlling interests	648	1,876	908
Other comprehensive income
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods, net of income tax	2,042	(1,771)	(9)
Exchange differences on translation of foreign operations	2,042	(1,771)	(9)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods, net of income tax	253	(867)	487
Net gain (loss) on equity instruments designated at fair value through other comprehensive income	53
Re-measurement of defined benefit plans	200	(867)	487
Other comprehensive income (loss) for the period, net of tax	2,295	(2,638)	478
Total comprehensive income for the period, net of tax	3,751	1,647	14,014
Attributable to:
Equity shareholders of Mechel PAO	3,099	(210)	13,096
Non-controlling interests	₽ 652	₽ 1,857	₽ 918
Earnings per share
Weighted average number of common shares	412,589,910	416,256,510	416,270,745
Earnings per share (Russian rubles per share) attributable to common equity shareholders – basic and diluted	₽ 1.96	₽ 5.79	₽ 30.34
(Loss) earnings per share from continuing operations (Russian rubles per share) – basic and diluted	(98.89)	22.10	48.02
Earnings (loss) per share from discontinued operations (Russian rubles per share) – basic and diluted	₽ 100.85	₽ (16.31)	₽ (17.68)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).